Note 48 - Minimum Cash and Minimum Capital - Minimum Capital (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum Capital Abstract
Minimum Capital for Credit Risk	$ 18,087,597,000	$ 18,790,435,000
Minimum Capital for Operational Risk	3,594,744,000	3,776,621,000
Minimum Capital for Market Risk	92,786,000	545,113,000
Paid-in	36,274,163,000	40,321,634,000
Surplus	$ 14,499,036,000	$ 17,209,465,000